United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-09603

                         AMERICAN BEACON SELECT FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                          WILLIAM F. QUINN, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: December 31, 2005

                   Date of reporting period: March 31, 2005

ITEM 1. SCHEDULES OF INVESTMENTS.


The American Beacon Money Market Select Fund invests all of its investable assets in the American Beacon Master Money Market Portfolio. The Schedule of Investments for the American Beacon Master Money Market Portfolio for the fiscal quarter ended March 31, 2005 is provided below.

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

                                                                              PAR AMOUNT          VALUE
                                                                             ------------     ------------
                                                                                 (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTE B) - 7.68%
Barclays Capital, Incorporated, 2.90%, Due 4/1/2005                          $    135,000     $    135,000
Goldman Sachs, 2.85%, Due 4/1/2005                                                310,450          310,450
                                                                                              ------------
       TOTAL REPURCHASE AGREEMENTS                                                                 445,450
                                                                                              ------------

EURODOLLAR TIME DEPOSITS - 12.98%
ING Bank, 2.875%, Due 4/1/2005                                                    250,000          250,000
National City Bank, 2.813%, Due 4/1/2005                                           52,350           52,350
Societe Generale, 2.875%, Due 4/1/2005                                            225,000          225,000
UBS AG, 2.813%, Due 4/1/2005                                                      225,000          225,000
                                                                                              ------------
       TOTAL EURODOLLAR TIME DEPOSITS                                                              752,350
                                                                                              ------------

VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES (NOTE D) - 31.78%
Barclays Bank, 2.99%, Due 9/29/2005                                                50,000           49,979
Bayerische Landesbank, 2.76%, Due 5/9/2005                                         75,000           75,003
BNP Paribas,
  2.78%, Due 8/23/2005                                                             72,000           71,983
  2.645%, Due 1/30/2006                                                            88,000           87,967
Canadian Imperial Bank, 2.94%, Due 6/15/2005                                      100,000           99,993
Credit Lyonnais, 2.915%, Due 9/12/2005                                             97,000           96,971
Credit Suisse First Boston Corporation,
  2.81%, Due 11/10/2005                                                            45,000           45,004
  3.10%, Due 11/10/2005                                                            55,000           55,007
  3.11%, Due 12/29/2005                                                            20,400           20,406
Fifth Third Bank, 2.71%, Due 11/14/2005                                           197,000          196,932
ForeningsSparbanken AB,
  3.00%, Due 6/22/2005                                                             75,000           74,994
  2.67%, Due 7/29/2005                                                             75,000           74,990
National City Bank, 2.74%, Due 5/9/2005                                            50,000           50,001
Societe Generale, 2.645%, Due 1/30/2006                                            50,000           49,965
SouthTrust Bank,
  2.73%, Due 8/12/2005                                                            150,000          149,986
  2.95%, Due 12/14/2005                                                            40,000           39,992
SunTrust Bank, 2.56%, Due 10/3/2005                                                62,230           62,239
Toronto Dominion Bank, 2.89%, Due 9/12/2005                                       100,000           99,969
UBS AG, 2.63%, Due 1/30/2006                                                       50,000           49,964
Unicredito Italiano, 2.988%, Due 12/19/2005                                       266,000          265,910
US Bank, NA, 3.025%, Due 12/29/2005                                               125,000          124,977
                                                                                              ------------
       TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES                                1,842,232
                                                                                              ------------

VARIABLE RATE PROMISSORY NOTES (NOTE D) - 5.17%
Goldman Sachs Group, 2.83%, Due 2/9/2006                                          300,000          300,000
                                                                                              ------------
       TOTAL VARIABLE RATE PROMISSORY NOTES                                                        300,000
                                                                                              ------------

VARIABLE RATE FUNDING AGREEMENTS (NOTES A AND D) - 2.59%
Metropolitan Life Insurance Company, 5.97%, Due 12/1/2005                         150,000          150,000
                                                                                              ------------
       TOTAL VARIABLE RATE FUNDING AGREEMENTS                                                      150,000
                                                                                              ------------

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

                                                                              PAR AMOUNT          VALUE
                                                                             ------------     ------------
                                                                                 (DOLLARS IN THOUSANDS)
VARIABLE RATE MEDIUM-TERM NOTES (NOTE D) - 39.56%
American Honda Finance Corporation,
  2.69%, Due 4/11/2005, 144A (Note C)                                              60,000           60,002
  2.66%, Due 10/7/2005                                                             25,000           25,012
  3.02%, Due 2/6/2006                                                              13,000           13,030
  2.734%, Due 2/13/2006                                                            25,000           25,000
  2.90%, Due 2/21/2006, 144A (Note C)                                              35,000           35,024
  2.91%, Due 3/7/2006                                                              25,000           25,000
BANK ONE Corporation, 2.93%, Due 10/31/2005                                        10,000           10,013
Bayerische Landesbank Girozentrale, 2.992%, Due 2/1/2006                           24,000           24,059
Caterpillar Financial Services, 2.854%, Due 8/15/2005                              71,000           71,023
Citigroup Global Markets Holdings, Incorporated,
  3.05%, Due 12/12/2005                                                            18,000           18,010
  3.03%, Due 3/16/2006                                                             50,000           50,021
Credit Suisse First Boston Corporation, 2.814%, Due 4/5/2005                       45,000           45,001
General Electric Capital Corporation,
  2.95%, Due 2/3/2006                                                              97,544           97,735
  2.97%, Due 2/6/2006                                                              25,750           25,805
  2.93%, Due 4/17/2006                                                            180,000          180,000
General Electric Company, 2.743%, Due 10/24/2005                                   43,975           43,994
HBOS plc, 144A (Note C)
  2.65%, Due 1/12/2006                                                            105,300          105,341
  2.73%, Due 1/26/2006                                                             23,000           23,012
Household Finance Corporation, 2.92%, Due 8/18/2005                               211,250          211,347
Merrill Lynch & Company, Incorporated, 3.08%, Due 3/17/2006                        45,000           45,036
Monumental Global Funding II, 144A (Note C)
  2.70%, Due 7/1/2005                                                             102,000          102,040
  2.60%, Due 7/6/2005                                                              65,700           65,708
Morgan Stanley Group, Incorporated, 3.37%, Due 3/27/2006                          284,100          284,936
Paccar Financial Corporation,
  2.63%, Due 4/15/2005                                                             35,000           35,000
  2.55%, Due 7/11/2005                                                             50,000           49,998
  2.97%, Due 9/16/2005                                                             40,000           39,996
Salomon Smith Barney Holdings, Incorporated, 2.64%, Due 4/1/2005                  100,000          100,000
Toyota Motor Credit Corporation,
  2.98%, Due 6/22/2005                                                             41,500           41,497
  2.57%, Due 10/7/2005                                                             70,000           70,005
  2.79%, Due 11/18/2005                                                            50,000           50,002
US Bancorp, 3.17%, Due 9/16/2005                                                   20,000           20,016
US Bank NA, 2.924%, Due 3/8/2006                                                   30,000           29,999
Wells Fargo and Company,
  3.12%, Due 9/29/2005                                                             76,450           76,472
  3.03%, Due 3/3/2006                                                              44,500           44,560
  2.78%, Due 4/13/2006, 144A (Note C)                                             150,000          150,000
                                                                                              ------------
       TOTAL VARIABLE RATE MEDIUM-TERM NOTES                                                     2,293,694
                                                                                              ------------

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

                                                                              PAR AMOUNT          VALUE
                                                                             ------------     ------------
                                                                                 (DOLLARS IN THOUSANDS)
                                                                                              ------------
TOTAL INVESTMENTS - 99.76% (Cost $5,783,726)                                                     5,783,726
                                                                                              ------------

OTHER ASSETS, NET OF LIABILITIES - 0.24%                                                            13,886
                                                                                              ------------

TOTAL NET ASSETS - 100%                                                                       $  5,797,612
                                                                                              ============


Based on the cost of investments of $5,783,726 for federal income tax purposes at March 31, 2005, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.

(B) Collateral held at Bank of New York for Barclays, 4.50% - 6.50%, Due 8/1/2014 - 3/1/2035, Total Value - $137,700; and for Goldman Sachs,
         4.50% - 8.00%, Due 2/1/2013 - 9/1/2034 Total Value - $316,658.

(C) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $541,127 or 9.33% of net assets.

(D) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

(E) Rates associated with money market securities represent discount rate at time of purchase.

The American Beacon U.S. Government Money Market Select Fund invests all of its investable assets in the American Beacon Master U.S. Government Money Market Portfolio. The Schedule of Investments for the American Beacon Master U.S. Government Money Market Portfolio for the fiscal quarter ended March 31, 2005 is provided below.

AMERICAN BEACON MASTER U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2005
--------------------------------------------------------------------------------

                                                          Par Amount         Value
                                                         ------------     ------------
                                                             (dollars in thousands)
REPURCHASE AGREEMENTS (NOTE A) - 62.54%
Bank of America, LLC, 2.89%, Due 4/1/2005                $     55,000     $     55,000
Barclays Capital, Incorporated, 2.90%, Due 4/1/2005            55,046           55,046
JPMorgan Securities, 2.86%, Due 4/1/2005                       42,000           42,000
                                                                          ------------
     TOTAL REPURCHASE AGREEMENTS                                               152,046
                                                                          ------------

U.S. GOVERNMENT AGENCY INSTRUMENTS - 37.38%
Federal Home Loan Bank,
  Variable Rate Note, 2.76%, Due 7/26/2005 (Note C)            15,000           14,999
  Variable Rate Note, 2.631%, Due 8/2/2005 (Note C)            15,000           14,999
  Variable Rate Note, 2.447%, Due 10/5/2005 (Note C)            5,000            4,999
Federal Home Loan Mortgage Corporation,
  Discount Note, 2.77%, Due 5/17/2005 (Note B)                  5,685            5,665
  Discount Note, 2.98%, Due 6/28/2005 (Note B)                 10,000            9,927
  Variable Rate Note, 1.085%, Due 9/9/2005 (Note C)             5,000            5,000
Federal National Mortgage Association,
  Discount Note, 2.56%, Due 4/6/2005 (Note B)                   2,900            2,899
  Discount Note, 2.60%, Due 4/15/2005 (Note B)                  1,100            1,099
  Variable Rate Note, 2.43%, Due 10/3/2005 (Note C)            16,300           16,294
  Variable Rate Note, 2.64%, Due 12/9/2005 (Note C)            15,000           14,994
                                                                          ------------
     TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS                                   90,875

                                                                          ------------
TOTAL INVESTMENTS - 99.92% (COST $242,921)                                     242,921
                                                                          ------------

OTHER ASSETS, NET OF LIABILITIES - 0.08%                                           195
                                                                          ------------

TOTAL NET ASSETS - 100%                                                   $    243,116
                                                                          ============

Based on the cost of investments of $242,921 for federal income tax purposes at March 31, 2005, there was no unrealized appreciation or depreciation of investments.

(A) Collateral held at Bank of New York for Banc of America Securities, LLC, 5.00% - 5.50%, Due 12/1/2034 - 3/1/2035, Total Value - $56,100;
         and Barclays, 4.60% - 5.50%, Due 3/1/2035 - 4/1/2035, Total Value -
         $56,147; and at JP Morgan Chase Bank for JP Morgan Securities, LLC, 5.00% - 5.50%, Due 7/1/2018-9/1/2019, Total Value - $42,661.

(B)      Rates represent discount rate.

(C) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON SELECT FUNDS

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: May 27, 2005
      ------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: May 27, 2005
      ------------

By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: May 27, 2005
      ------------